LEASES	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
LEASES
NOTE 11 - LEASES

The Company leases offices space under non-cancellable operating leases. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheets.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

A summary of lease cost recognized in the Company’s consolidated and combined statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2021	2020	2019
Operating leases cost excluding short-term rental expense	$682,616	$232,758	$446,260
Short-term lease cost	4,974	16,717	30,063
Total	$687,590	$249,475	$476,323

A summary of supplemental information related to operating leases is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities	$879,788	$310,931	$246,668
Weighted average remaining lease term	2.00 years	2.08 years	3.02 years
Weighted average discount rate	3.80%	4.75%	4.75%

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2021, 2020 and 2019.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2021, 2020 and 2019.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2021:

For the year ending December 31,	Operating Leases
2022	$858,478
2023	525,690
Total lease payments	1,384,168
Less: imputed interest	54,841
Total	1,329,327
Less: current portion	839,330
Non-current portion	$489,997